As filed with the Securities and Exchange Commission on December 28, 2007
Registration No. 333-61654/811-8878

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.	( )
POST-EFFECTIVE AMENDMENT NO. 8	(X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 21	(X)
(Check appropriate box or boxes)

TFLIC SERIES LIFE ACCOUNT
(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
(Name of Depositor)
4 Manhattanville Road
Purchase, New York 10577
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code:
(727) 299-1531

Robert F. Colby, Esq.
Vice President, Assistant Secretary and Counsel
Transamerica Financial Life Insurance Company
P.O. Box 9054
Clearwater, FL 33758-9054
(Name and Address of Agent for Service)

Copy to:

Mary Jane Wilson-Bilik, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box):

upon filing pursuant to paragraph (b)

_X__ on December 28, 2007 , pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)
on	(date)	, pursuant to paragraph (a)(1)

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PARTS A & B

Each of the Prospectus and Statement of Additional Information, dated May 1, 2007 and as supplemented, is incorporated into Parts A and B, respectively, of this amendment by reference to Post Effective Amendment No.7 to this Registration Statement, as filed on Form N-6 (File No. 333-61654/811-8878) on April 16, 2007. This amendment further supplements the prospectus and does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information in, or supplement to, Post-Effective Amendment No. 7 to the registration statement.

SUPPLEMENT DATED DECEMBER 28, 2007

TO PROSPECTUS DATED MAY 1, 2007

FOR

TFLIC FREEDOM ELITE BUILDER®

An Individual Flexible Premium Variable Life Insurance Policy

Issued through

TFLIC Series Life Account

By

Transamerica Financial Life Insurance Company

This Supplement modifies certain information contained in your TFLIC Freedom Elite Builder prospectus. Please read it carefully and retain it for future reference. All terms that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The following information supplements the information beginning on page 14 of your prospectus:

On or about February 28, 2008, the following portfolios will be added as investment options for your Policy. You can find more detailed information about the portfolios, including a description of risks, in the prospectuses for the portfolios. You may obtain a free copy of the portfolio prospectuses by contacting us at 1-800-851-9777 or visiting our website at www.tafinlife.com. You should read the prospectuses for the portfolios carefully. Please note: ProFunds VP and Access Trust subaccounts are not eligible for dollar cost averaging. Also, the hypothetical illustrations included in the Appendix of the prospectus do not reflect information for the new portfolios; the addition of the information for these portfolios may result in a decrease in values. We will furnish the owner, upon request, a hypothetical illustration that includes the portfolios listed below. Contact your registered representative or our administrative office.

Portfolio	Sub-Adviser or Adviser and Investment Objective
Access VP High Yield*	ProFund Advisors LLC Seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
ProFund VP Asia 30*	ProFund Advisors LLC Seeks daily investment results, before the fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
ProFund VP Basic Materials*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.
ProFund VP Consumer Services*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index® (USDX).
ProFund VP Emerging Markets*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

Portfolio	Sub-Adviser or Adviser and Investment Objective
ProFund VP Europe 30*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.
ProFund VP Falling US Dollar*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index.
ProFund VP Financials*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.
ProFund VP International*

ProFund Advisors LLC

Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

ProFund VP Japan*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
ProFund VP Mid-Cap*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.
ProFund VP Oil & Gas*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
ProFund VP Pharmaceuticals*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.
ProFund VP Precious Metals*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.
ProFund VP Short Emerging Markets*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

Portfolio	Sub-Adviser or Adviser and Investment Objective
ProFund VP Short International*

ProFund Advisors LLC

Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

ProFund VP Short NASDAQ-100*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
ProFund VP Small-Cap Value*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.
ProFund VP Telecommunications*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.
ProFund VP UltraSmall-Cap*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.
ProFund VP U.S. Government Plus*

ProFund Advisors LLC

Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

ProFund VP Utilities*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

* The ProFunds VP and Access Trust portfolios permit frequent transfers. Frequent transfers may increase portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs. In addition, large movements of assets into and out of a ProFunds VP and/or Access Trust portfolio may negatively impact a fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. See “Disruptive Trading and Market Timing” on page 34 of your prospectus. Some ProFunds VP and Access Trust portfolios may use investment techniques not associated with most mutual fund portfolios. Investors in the ProFunds VP and/or Access Trust portfolios will bear additional investment risks. See the ProFunds VP and Access Trust portfolios prospectus for a description of the investment objectives and risks associated with investing in the ProFunds VP and Access Trust portfolios.

Effective on or about February 28, 2008, the following table will replace the table and footnote 3 found on page 12 of your prospectus under “Range of Expenses for the Portfolios”:

	Minimum	Maximum
Total Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fee, and other expenses)	0.10%	2.16%
Net Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fee, and other expenses, after contractual waiver of fees and expenses)[3]	0.10%	1.63%

3 The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for 22 portfolios that require a portfolio’s investment adviser to reimburse or waive portfolio expenses until April 30, 2008.

PART C - OTHER INFORMATION

Item 26.	Exhibits

(a)	Resolution of the Board of Directors of Transamerica establishing the separate account (1)
(b)	Not Applicable
(c)	Distribution of Policies
	(i)	Master Service and Distribution Compliance Agreement (2)
	(ii)	Amendment to Master Service and Distribution Compliance Agreement (3)
	(iii)	Form of Broker/Dealer Supervisory and Service Agreement (3)
	(iv)	Principal Underwriting Agreement (3)
	(v)	First Amendment to Principal Underwriting Agreement (3)
	(vi)	Principal Underwriting Agreement with Transamerica Capital, Inc. (14)
(d)	(i)	Specimen Flexible Premium Variable Life Insurance Policy (5)
	(ii)	Children’s Insurance Rider (6)
	(iii)	Disability Waiver Rider (6)
	(iv)	Accidental Death Benefit Rider (6)
	(v)	Primary Insured Rider (5)
	(vi)	Other Insured Rider (5)
	(vii)	Terminal Illness Accelerated Death Benefit Rider (6)
	(viii)	Endorsement – Asset Rebalancing (6)
	(ix)	Endorsement – Dollar Cost Averaging (6)
(e)	Application for Flexible Premium Variable Life Insurance Policy (5)
(f)	(i)	Certificate of Incorporation of AUSA Life (1)
	(ii)	Amended and Restated By-Laws of AUSA Life (1)
(g)	Reinsurance Contracts
(i)

Reinsurance Treaty dated May 1, 1999 Among AUSA Life, Phoenix Home Life Mutual Insurance Company, Swiss Re Life & Health America, Inc., The Lincoln National Life Insurance Company and Transamerica Occidental Life Insurance Company and Amendments Thereto (9)

(h)	(i)	Participation Agreement Among AUSA Life Insurance Company, Inc., Western Reserve Life Assurance Co. of Ohio and WRL Series Fund, Inc. (7)
	(ii)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life dated August 31, 2000 (4)
	(iii)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life dated August 31, 2000 (4)
	(iv)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life dated August 31, 2000 (4)
	(v)	Second Amendment to Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and AUSA Life dated May 1, 2001 (5)
	(vi)	Second Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life dated May 1, 2001 (5)
	(vii)	Second Amendment to Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life dated May 1, 2001 (5)
	(viii)	Third Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life dated July 2, 2001 (8)
	(ix)	Amendment No. 4 to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica dated May 1, 2004 (10)
	(x)	Fifth Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica dated July 1, 2004 (10)
	(xi)	Amended and Restated Fund Participation Agreement Between Access Variable Insurance Trust and Transamerica dated May 1, 2004 (11)
	(xii)	Amendment No. 30 to Participation Agreement Among AEGON/Transamerica Series Fund, Inc. and Transamerica and other AEGON Affiliated Companies dated June 10, 2004 (12)

	(xiii)	Amendment No. 31 to Participation Agreement Among AEGON/Transamerica Series Fund, Inc. and Transamerica and other AEGON Affiliated Companies dated October 22, 2004 (12)
	(xiv)	Amendment No. 32 to Participation Agreement Among AEGON/Transamerica Series Trust and Transamerica and other AEGON Affiliated Companies dated May 1, 2005 (13)
	(xv)	Amendment No. 33 to Participation Agreement Among AEGON/Transamerica Series Trust and Transamerica and other AEGON Affiliated Companies dated September 1, 2005 (13)
(i)	Not Applicable
(j)	Not Applicable
(k)	Opinion and Consent of Robert F. Colby, Esq. as to the Legality of the Securities Being Registered , filed herewith
(l)	Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities Being Registered, filed herewith
(m)	Sample Hypothetical Illustration (11)
(n)	Other Opinions:
	(i)	Written Consent of Ernst & Young LLP, filed herewith
(o)	Not Applicable
Not Applicable
(p)	Not Applicable
(q)	Memorandum describing issuance, transfer and redemption procedures (5)
(r)	Powers of Attorney
	Mark W. Mullin	Peter P. Post
	William Brown, Jr.	Cornelis H. Verhagen
	William L. Busler	Colette F. Vargas
	Peter Kunkel	Joseph P. Carusone
	Ronald F. Mosher	Robert F. Colby
	Steven E. Frushtick	Elizabeth Belanger
James P. Larkin

__________________________________

(1)	This exhibit was previously filed on Pre-Effective Amendment No. 2 to Form S-6 Registration Statement dated October 20, 1997 (File No. 33-86696) and is incorporated herein by reference.
(2)	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 Registration Statement dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.
(3)	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 Registration Statement dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.
(4)	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form S-6 Registration Statement dated April 18, 2001 (File No. 333-38343) and is incorporated herein by reference.
(5)	This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated May 25, 2001 (File No. 333-61654) and is incorporated herein by reference.
(6)	This exhibit was previously filed on Initial Registration Statement to Form S-6 Registration Statement dated October 21, 1997 (File No. 333-38343) and is incorporated herein by reference.
(7)	This exhibit was previously filed on Pre-Effective Amendment No. 3 to Form S-6 Registration Statement dated June 23, 1998 (File No. 33-86696) and is incorporated herein by reference.
(8)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated July 13, 2001 (File No. 333-61654) and is incorporated herein by reference.
(9)	This exhibit was previously filed on Post-Effective Amendment No. 2 to Form N-6 Registration Statement dated February 20, 2003 (File No. 333-61654) and is incorporated herein by reference.
(10)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 Registration Statement dated July 14, 2004 (File No. 333-113442) and is incorporated herein by reference.

(11)	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form N-6 Registration Statement dated April 20, 2004 (File No. 333-61654) and is incorporated herein by reference.
(12)	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-6 Registration Statement dated April 14, 2005 (File No. 333-61654) and is incorporated herein by reference.
(13)	This exhibit was previously filed on Post-Effective Amendment No. 6 to Form N-6 Registration Statement dated April 13, 2006 (File No. 333-61654) and is incorporated herein by reference.
(14)	To be filed by amendment.

Item 27.	Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor
Mark W. Mullin	(1)	Chairman of the Board and President
William Brown, Jr.	(3)	Director
Peter Kunkel	(1)	Director
William L. Busler	(2)	Director
Steven E. Frushtick	(4)	Director
James P. Larkin	(1)	Director
Peter P. Post	(5)	Director
Cornelis H. Verhagen	(6)	Director
Colette F. Vargas	(1)	Director and Chief Actuary
Joseph P. Carusone	(1)	Director
Robert F. Colby	(1)	Director, Vice President, Assistant Secretary and Counsel
Ronald F. Mosher	(7)	Director
Elizabeth Belanger	(1)	Director
(1)	4 Manhattanville Road, Purchase, New York 10577
(2)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001
(3)	14 Windward Avenue, White Plains, New York 10605
(4)	500 Fifth Avenue, New York, New York 10110
(5)	415 Madison Avenue, New York, New York 10017
(6)	51 JFK Parkway, Shorthills, New Jersey 07078
(7)	54 Coronado Pointe, Laguna Niguel, California 92677

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON N.V.	Netherlands	22.23% of Vereniging AEGON Netherlands Membership Association	Holding Company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding Company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding Company
AEGON Derivatives B.V.	Netherlands	100% AEGON N.V.	Holding Company
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding Company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
The AEGON Trust Voting Trust Trustees: Donald J. Shepard Joseph B.M. Streppel Alexander R. Wynaendts Craig D. Vermie	Delaware		Voting Trust
AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Canadian Premier Holdings Ltd	Canada	100% AEGON DMS Holding B.V.	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Insurance Company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd	Holding company
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance
Cornerstone International Holdings Ltd	United Kingdom	100% AEGON DMS Holding B.V.	Holding company
Stonebridge International Marketing Ltd	United Kingdom	100% Cornerstone International Holding, Ltd.	Marketing company
Stonebridge International Insurance Ltd	United Kingdom	100% Cornerstone International Holdings, Ltd.	Insurance company
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Insurance Agent
COPRA Reinsurance Company	New York	100% AEGON U.S. Holding Corporation	Reinsurance
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Insurance holding company
AEGON U.S. Corporation	Iowa	100% AEGON U.S. Holding Corporation owns 10,024 shares (75.58%); AEGON USA, Inc. owns 3,238 shares (24.42%)	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Corporation and subsidiaries (“TAC”)	Delaware	100% AEGON NV	Major interest in insurance and finance
AEGON USA, Inc.	Iowa	AEGON U.S. Holding Corporation; AEGON U.S. Corporation	Holding company
RCC North America, LLC	Delaware	100% AEGON USA, Inc.	Real estate
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Holding Company
AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates
First AUSA Life Insurance Company	Maryland	100% Transamerica Holding Company LLC	Insurance holding company
Transamerica Financial Life Insurance Company	New York	First AUSA Life Insurance Company and Transamerica Occidental Life Insurance Company	Insurance
Life Investors Insurance Company of America	Iowa	50% First AUSA Life Ins. Company and 50% AUSA Life Insurance Company	Insurance
Apple Partners of Iowa LLC	Iowa	58.13% Monumental Life Insurance Company: 41.87 Peoples Benefit Life Insurance Company	Apple production, packing, storage and sales
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Transamerica Life Insurance Company	Iowa	Transamerica Holding Company LLC and Transamerica Life Insurance and Annuity Company	Insurance
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Company	Insurance
Iowa Fidelity Life Insurance Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Company	Insurance
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Company	Insurance
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance Agency
AEGON/Transamerica Fund Advisors, Inc.	Florida	77% WRL, 23% AUSA Holding Company	Investment Adviser
AEGON/Transamerica Series Trust	Maryland	Various	Mutual Fund
AEGON/Transamerica Fund Services, Inc.	Florida	56% AUSA Holding Company and 44% WRL	Shareholder services

Transamerica IDEX Mutual Funds	Massachusetts	100% WRL	Mutual Fund

Transamerica Income Shares, Inc.	Maryland	100% WRL	Mutual Fund
World Financial Group Insurance Agency, Inc.	California	100% WRL	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance Agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance Agency
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance Agency
World Financial Group Insurance Agency of Wyoming	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance Agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance

InterSecurities Insurance Agency, Inc.	California	100% WRL	Insurance Agency
Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Company	Insurance
United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Company	General agency
Bankers Financial Life Ins. Co.	Arizona	100% First AUSA Life Ins. Company	Insurance
The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Company	Insurance agency
Cadet Holding Corp.	Iowa	100% First AUSA Life Insurance Company	Holding company
Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	51% First AUSA Life Insurance Company 49% Baldrich & Associates of Puerto Rico	Insurance
AUSA Holding Company	Maryland	100% Transamerica Holding Company, L.L.C.	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Company	Investment Adviser
AEGON USA Securities, Inc.	Iowa	100% Transamerica Holding Company, L.L.C.	Broker-Dealer
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Company.	Holding company
Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverages
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer and Principal Underwriter
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company
ORBA Insurance Services, Inc.	California	40.15% Money Services, Inc.	Insurance agency
AEGON USA Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and Conference Services
Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency
Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency
Long, Miller & Associates, L.L.C.	California	33-1/3% AUSA Holding Co.	Insurance agency
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Principal Underwriter
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
George Beram & Company, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Insurance agency
AEGON USA Investment Management, LLC.	Iowa	100% Transamerica Holding Corporation LLC	Investment advisor
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co.	Provides real estate administrative and real estate investment services
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc	Information Systems for real estate investment management
Commonwealth General Corporation and subsidiaries	Delaware	100% AEGON U.S. Corporation	Holding company
Veterans Life Insurance Co.	Illinois	100% Transamerica Holding Company LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Ins. Co.	Special-purpose subsidiary

Item 29.	Indemnification

Provisions exist under the New York Law, the Articles of Incorporation of Transamerica and the Amended and Restated By-Laws of Transamerica whereby Transamerica may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

New York Business Corporation Law

Section 722.	Authorization for indemnification of directors and officers

(a)        A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b)        The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c)        A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, this testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnify for such portion of the settlement amount and expenses as the court deems proper.

(d)        For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Amended and Restated Bylaws

ARTICLE II

DIRECTORS AND THEIR MEETINGS

SEC. 7. Any person made a party to any action, suit, or proceeding by reason of the fact that he, his testator or intestate, is or was a director, officer, or employee of the Company or of any Company which he served as such at the request of the Company, shall be indemnified by the Company against the reasonable expenses, including attorney's fees, actually and necessarily incurred by him in connection with the defense of such action, suit or proceeding, or in connection with appeal therein, except in relation to matters as to which it shall be adjudged in such action, suit or proceeding that such officer, Director, or employee is liable for negligence or misconduct in the performance of his duties. The Company may also reimburse to any Director, officer, or employee the reasonable costs of settlement of any such action, suit, or proceeding, if it shall be found by a majority of a committee composed of the Directors not involved in the matter of controversy (whether or not a quorum) that it was in the interest of the Company that such settlement be made and that such Director, officer or employee was not guilty of negligence or misconduct. The amount to be paid, in each instance, pursuant to action of the Board of Directors, and the stockholders shall be given notice thereof in accordance with applicable provisions of law. Such right of indemnification shall not be deemed exclusive of any other rights to which such Director, officer, or employee may be entitled.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriter

(a)

Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the Policies. TCI currently serves as principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA L, Separate Account VUL-A, Separate Account VA K, Separate Account VA P, Separate Account VA Q, Transamerica Corporate Separate Account Sixteen, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, and Separate Account VL A, Separate Account VA R, Separate Account VA S, Separate Account VA W , Separate Account VA X , and Separate Account VA Y of Transamerica Life Insurance Company; the Separate Account VA QNY, Separate Account VA BNY, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Separate Account C, TFLIC Series Life Account, TFLIC Series Annuity Account, TFLIC Separate Account VNY, Separate Account VA WNY and Separate Account VA-2LNY of Transamerica Life Insurance Company; the Separate Account I, Separate Account II and Separate Account V of Peoples Benefit Life Insurance Company; the WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B, Separate Account VA U, Separate Account VA V, WRL Series Life Account G and WRL Series Life Corporate Account of Western Reserve Life Assurance Co. of Ohio; Separate Account VA-2L, Transamerica Occidental Life Separate Account VUL-3, Separate Account VA 5, and Separate Account VA H, of Transamerica Occidental Life Insurance Company; Separate Account VA WM of Monumental Life Insurance Company; AEGON/Transamerica Series Trust; Transamerica IDEX Mutual Funds; and Transamerica Investors, Inc.

(b)	Directors and Officers of TCI

Name	Principal Business Address	Position and Offices with Underwriter
Robert R. Frederick	(1)	Director, Chief Operations Officer and President
Lon J. Olejniczak	(1)	Director and Chief Executive Officer
Mark W. Mullin	(1)	Director
John T. Mallett	(1)	Director
Linda S. Gilmer	(1)	Vice President
Frank A. Camp	(1)	Corporate Secretary
Michael W. Brandsma	(3)	Executive Vice President and Chief Financial Officer
David Paulsen	(1)	Executive Vice President
Michael Petko	(3)	Executive Vice President
Courtney A. John	(3)	Chief Compliance Officer and Vice President
Karen Heburn	(4)	Vice President
Darin D. Smith	(1)	Assistant Vice President
Brenda L. Smith	(4)	Assistant Vice President
Arthur D. Woods	(4)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Amy Boyle	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President
Tamara D. Barkdoll	(3)	Assistant Secretary
Erin K. Burke	(3)	Assistant Secretary
Jeffrey Eng	(2)	Assistant Secretary

_____________

(1)	4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001
(2)	600 S. Highway 169, Suite 1800, Minneapolis, MN 55426
(3)	4600 S. Syracuse St., Suite 1100, Denver, CO 80237-2719
(4)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(5)	1111 North Charles Street, Baltimore, Maryland 21201

(c)	Compensation to Principal Underwriter

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Commissions
Transamerica Capital, Inc. (1)	0	0	$2,775,586 (2)	0
	0	0	$2,696,946 (3)	0
	0	0	$2,434,520 (4)	0
(1)	Effective May 1, 2007, TCI replaced AFSG as principal underwriter for the Policies.
(2)	fiscal year 2006 paid to AFSG
(3)	fiscal year 2005 paid to AFSG
(4)	fiscal year 2004 paid to AFSG

Item 31.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Transamerica at, 4 Manhattanville Road, Purchase, New York 10577, 4800 140th Avenue North, Clearwater, Florida 33762, or 12855 Starkey Road, Largo, Florida 33773.

Item 32.	Management Services

Not Applicable

Item 33.	Fee Representation

Transamerica hereby represents that the fees and charges deducted under the TFLIC Freedom Elite Builder Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, TFLIC Series Life Account, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Petersburg, State of Florida, on this 28th day of December, 2007.

TFLIC SERIES LIFE ACCOUNT
Registrant

By:	/s/ Mark W. Mullin
Mark W. Mullin
Chairman of the Board and President*

TRANSAMERICA FINANCIAL LIFE

INSURANCE COMPANY
Depositor

By:	/s/ Mark W. Mullin
Mark W. Mullin
Chairman of the Board and President*

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature and Title	DATE

/s/ Mark W. Mullin	December 28, 2007

Mark W. Mullin, Chairman of the Board and

President*

/s/ William Brown, Jr.	December 28, 2007

William Brown, Jr., Director*

/s/ William L. Busler	December 28, 2007

William L. Busler, Director*

/s/ Peter Kunkel	December 28, 2007

Peter Kunkel, Director*

/s/ Ronald F. Mosher	December 28, 2007

Ronald F. Mosher, Director*

/s/ Steven E. Frushtick	December 28, 2007

Steven E. Frushtick, Director*

/s/ James P. Larkin	December 28, 2007

James P. Larkin, Director*

/s/ Peter P. Post	December 28, 2007

Peter P. Post, Director*

/s/ Cornelis H. Verhagen	December 28, 2007

Cornelis H. Verhagen, Director*

/s/ Colette F. Vargas	December 28, 2007

Colette F. Vargas, Director

and Chief Actuary*

/s/ Joseph P. Carusone.	December 28, 2007

Joseph P. Carusone, Director*

/s/ Robert F. Colby	December 28, 2007

Robert F. Colby, Director, Vice

President, Assistant Secretary and Counsel*

/s/ Elizabeth Belanger	December 28, 2007

Elizabeth Belanger, Director*

*	/s/ Arthur D. Woods
Signed by Arthur D. Woods, Esq.
as Attorney-In-Fact pursuant to Powers of Attorney filed herewith

Exhibit Index

Exhibit	Description
No.	of Exhibit

26(k)	Opinion and Consent of Robert F. Colby, Esq. as to the Legality of the Securities Being Registered

26(l)	Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities Being Registered

26(n)(i)	Consent of Ernst & Young LLP

26(r)	Powers of Attorney
Mark Mullin
William Brown, Jr.
William L. Busler
Peter Kunkel
Robert F. Colby
Steven E. Frushtick
Peter G. Kunkel
James P. Larkin
Ronald F. Mosher
Mark M. Mullin
Peter P. Post
Collette F. Vargas
Cornelis H. Verhagen